                                        HSBC Mutual Funds Trust Prospectus

                                        HSBC Asset Management [LOGO]



              --------------------------------------------------

                            Growth and Income Fund

                               Fixed Income Fund

                          New York Tax-Free Bond Fund

               Managed by HSBC Asset Management (Americas) Inc.

                                April 30, 2001


              --------------------------------------------------



 An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




------------------------------
        Questions?
Call 1-800-634-2536 or your
Investment Representative.
------------------------------

HSBC2P0401

      HSBC Mutual Funds Trust Prospectus   Table of Contents
[GRAPHIC]

                    Risk/Return Summary and Fund Expenses
---------------------------------------------------------------
Carefully              4 Growth and Income Fund
review this            8 Fixed Income Fund
important             12 New York Tax-Free Bond Fund
section, which
summarizes
each Fund's
investments,
risks, past
performance,
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and Risks
---------------------------------------------------------------
Review this           16 Growth and Income Fund
section for           17 Fixed Income Fund
information on        18 New York Tax-Free Bond Fund
investment            19 Other Considerations--All Funds
strategies and
their risks.

[GRAPHIC]
                    Fund Management
---------------------------------------------------------------
Review this           20 The Investment Adviser
section for           20 Portfolio Managers
details on the        20 The Distributor and Administrator
people and
organizations
who oversee
the Funds.

[GRAPHIC]
                    Shareholder Information
---------------------------------------------------------------
Review this           22 Pricing of Fund Shares
section for           23 Purchasing and Adding to Your
details on how           Shares
shares are            27 Selling Your Shares
valued, how to        31 Distribution Arrangements/Sales
purchase, sell           Charges
and exchange          38 Exchanging Your Shares
shares,               40 Dividends, Distributions and
related                  Taxes
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
---------------------------------------------------------------
                      41 Growth and Income Fund
                      43 Fixed Income Fund
                      45 New York Tax-Free Bond Fund

[GRAPHIC]
                    Back Cover
---------------------------------------------------------------
                         Where to learn more about the
                         Funds

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]


The following is a summary of certain key information about the HSBC Mutual Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in each Fund, after this summary.

Each Fund offers three different classes of shares; Class A, Class B and Class
C. All classes of shares are presented in this prospectus.

The Risk/Return Summary describes certain kinds of risks that apply to one or more of the Funds. These risks are:

 . Market Risk. Risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term periods.

 . Interest Rate Risk. Risk that changes in interest rates will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.

 . Credit Risk. Risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

 . Prepayment Risk. Risk that the principal amount of the underlying mortgage will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

 . Security-Specific Risk. Risk that the issuer will be unable to achieve its earnings or growth expectations.

Other important things for you to note:

 . You may lose money by investing in the Funds.

 . Because the value of the Funds' investments will fluctuate with market conditions, so will the value of your investment in a Fund.

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]

                                  Growth and Income Fund

Investment        The Fund's investment objective is long-term growth of
Objective         capital and current income.

Principal         The Fund normally invests at least 65% of its total assets
Investment        in common stocks, preferred stocks, and convertible
Strategies        securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. These fixed income securities may include U.S.
                  Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The
                  Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, the Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

Principal         The principal risks of investing in the Fund are market
Investment Risks  risk, security-specific risk, interest rate risk, prepayment risk and credit risk. Additionally, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor.

Who may want to   Consider investing in the Fund if you are:
invest?             . seeking a long-term goal such as retirement
                    . looking to add a growth component to your portfolio
                    . willing to accept higher risks of investing in the stock market

                  This Fund will not be appropriate for anyone:
                    . seeking monthly income
                    . pursuing a short-term goal or investing emergency
                      reserves
                    . seeking safety of principal

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Growth and Income Fund
Performance                               Bar Chart
Information                      Year-by-Year Total Returns
                                         as of 12/31

The bar chart and                    for Class A Shares*
table shown on this
page provide an                     [GRAPH]
indication of the
risks of investing in         1991      31.92%
the Growth and Income           92       7.74%
Fund by showing                 93      11.23%
changes in the Fund's           94     (2.97)%
performance from year           95      33.11%
to year, and by                 96      17.90%
showing how the Fund's          97      27.42%
average annual returns          98      26.97%
for one year, five              99      18.48%
years and ten years             00    (10.52)%
compared to those of
the S&P 500 Composite           ---------------------------
Index, a widely                  The bar chart above does
recognized, unmanaged            not reflect the impact of
index of common stock.           any applicable sales
Fee waivers and                  charges or account fees
expense reimbursements           which would reduce
that were applicable             returns. The chart,
during the indicated             however, does include
periods are reflected            management fees and
in both the chart and            operating expenses.
table. Without these
fee waivers and                  The Fund's returns will
expense                          fluctuate over long and
reimbursements, the              short periods. For
Fund's performance               example, during the ten
would have been lower.           year period shown in the
                                 bar chart, the Fund's:
Both the chart and
table assume                  Best quarter:       Q4 1998       22.50%
reinvestment of               Worst quarter:      Q4 2000       -11.67%
dividends and
distributions.

The returns for Class
B and Class C shares
differ from Class A
shares returns as
shown in the bar chart
and performance table
because of differences
in the expenses of
each class.

Past performance does
not indicate how the
Fund will perform in
the future.

                               Performance Table
                               -----------------
     Average Annual Total Returns (for the periods ended December 31, 2000)

                            Inception Date Past Year Past 5 Years Past 10 Years
                       --------------------------------------------------------
  Growth and Income Fund       6/23/86      -15.02%     13.94%        14.64%
  Class A*
  (includes maximum 5%
  sales charge)
                       --------------------------------------------------------
  S&P 500(R) Composite           N/A        -9.11%      18.35%        17.46%
  Index
                       --------------------------------------------------------
  Lipper Growth and Income       N/A          0.39%     14.32%        15.14%
  Fund Index**

--------------------------------------------------------------------------------
 *Returns are for Class A shares only.
**The Lipper Growth and Income Fund Index is a widely recognized unmanaged index of growth and income funds in the U.S.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Growth and
                                   Income Fund
Fees and Expenses

As an investor in the Growth and Income Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder Transaction Expenses
               (fees paid by you directly)           A Shares B Shares C Shares

               Maximum sales charge (load)
               on purchases                          5.00%/1/   None     None
               ----------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
               ----------------------------------------------------------------

               Annual Fund Operating Expenses
               (fees paid from Fund assets)     A Shares B Shares C Shares

               Management fee                     .55%     .55%     .55%
               ----------------------------------------------------------------
               Administrative Services fee/4/     .15%     .15%     .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/5/        .50%     .75%     .75%
               ----------------------------------------------------------------
               Service Organization fee/6/        .35%     .50%     .50%
               ----------------------------------------------------------------
               Other expenses                     .57%     .57%     .57%
               ----------------------------------------------------------------
               Total fund operating expenses     2.12%    2.52%    2.52%
               ----------------------------------------------------------------
               Fee waivers/4/,/5/,/6/             .80%     .30%     .30%
               ----------------------------------------------------------------
               Net expense                       1.32%    2.22%    2.22%
               ----------------------------------------------------------------

------
/1/  Lower sales charges are available depending upon the amount invested.
/2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.
/4/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.
/5/ The Distributor is contractually limiting its Distribution fee to .10% for Class A shares for a one-year period ending April 30, 2002.
/6/ The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for the Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[LOGO OF RISK AND RETURN]

                                   Growth and
                                   Income Fund
Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $628  $1,057  $1,512   $2,769
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $625    $956  $1,314   $2,646
                   Assuming no redemption   $225    $756  $1,314   $2,646
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $325    $756  $1,314   $2,833
                   Assuming no redemption   $225    $756  $1,314   $2,833
                       ---------------------------------------------------

Use this table to
compare fees and
expenses of the Fund
with those of other
Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming
the following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses
   except the
   expiration of the
   current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]


                                  Fixed Income Fund

Investment        The Fund's investment objective is generation of high
Objective         current income consistent with appreciation of capital.

Principal
Investment        The Fund normally invests at least 65% of its total assets
Strategies        in fixed income securities rated at least Baa by Moody's
                  Investors Service ("Moody's") or BBB by Standard and Poors
                  Corporation ("S&P") or securities of comparable quality.
                  These fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities
                  (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund may invest the balance of its assets in variable and floating rate debt securities that meet similar standards. The Adviser selects securities based on various factors, including outlook for the economy and anticipated changes in interest rates and inflation. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investment.

Principal         The principal risks of investing in the Fund are interest
Investment Risks  rate risk and credit risk. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these types of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

Who may want to
invest?           Consider investing in the Fund if you are:
                    . looking to add a monthly income component to your
                      portfolio
                    . willing to accept the risks of price and dividend
                      fluctuations

                  This Fund will not be appropriate for anyone:
                    . investing emergency reserves
                    . seeking safety of principal

 Risk/Return Summary and Fund Expenses
[GRAPHIC]
                                  Fixed Income Fund
Performance Information                   Bar Chart


                                 Year-by-Year Total Returns
The bar chart and                        as of 12/31
table shown on this                  for Class A Shares*
page provide an
indication of the                       [GRAPH]
risks of investing in
the Fixed Income Fund              1994    (1.89)%
by showing changes in                95     16.73%
the Fund's performance               96      2.11%
from year to year                    97      8.62%
(since the Fund                      98      8.33%
commenced operation),                99    (1.86)%
and by showing how the               00      7.48%
Fund's average annual
returns for one year,           ---------------------------
five years and for the           The bar chart above does not reflect the
life of the Fund                 impact of any applicable sales charges or
compared to those of             account fees which would reduce returns. The
the Lehman Brothers              chart, however, does include management fees
Aggregate Bond Index,            and operating expenses.
an unmanaged index
generally                        The Fund's returns will fluctuate over long
representative of the            and short periods. For example, during the
bond market as a                 period shown in the bar chart, the Fund's:
whole. Fee waivers and
expense reimbursements               Best quarter:       Q2 1995       6.03%
that were applicable                 Worst quarter:      Q1 1996      -2.49%
during the indicated
periods are reflected
in both the chart and
table. Without these
fee waivers and
expense
reimbursements, the
Fund's performance
would have been lower.

Both the chart and
table assume
reinvestment of
dividends and
distributions.

The returns for Class
B and Class C shares
differ from Class A
shares returns as
shown in the bar chart
and performance table
because of the
differences in the
expenses of each
class.

Past performance does
not indicate how the
Fund will perform in
the future.

                               Performance Table
                               -----------------
     Average Annual Total Returns (for the periods ended December 31, 2000)

                           Inception Date Past Year Past 5 Years Since Inception
                       ---------------------------------------------------------
  Fixed Income Fund Class     1/15/93       2.36%      3.84%          5.24%
  A*
  (includes maximum
  4.75% sales charge)
                       ---------------------------------------------------------
  Lehman Brothers               N/A        11.63%      6.46%          7.06%
  Aggregate Bond Index**

--------------------------------------------------------------------------------

 *Returns are for Class A shares only.
**The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government and investment grade mortgage-backed and corporate debt securities.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Fixed Income Fund
Fees and Expenses

As an investor in the Fixed Income Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder
               Transaction
               Expenses
               (fees paid
               by you directly)                      A Shares B Shares C Shares
               Maximum sales charge (load)
               on purchases                          4.75%/1/   None     None
               ----------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
               ----------------------------------------------------------------

               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)               A Shares B Shares C Shares

               Management fee                    .55%     .55%     .55%
               ----------------------------------------------------------------
               Administrative Services fee/4/    .15%     .15%     .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/5/       .35%     .75%     .75%
               ----------------------------------------------------------------
               Service Organization fee/6/       .35%     .50%     .50%
               ----------------------------------------------------------------
               Other expenses                    .60%     .60%     .60%
               ----------------------------------------------------------------
               Total fund operating expenses    2.00%    2.55%    2.55%
               ----------------------------------------------------------------
               Fee waiver/4/,/5/,/6/             .65%     .30%     .30%
               ----------------------------------------------------------------
               Net expenses                     1.35%    2.25%    2.25%
               ----------------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/A CDSC of 1% applies to redemptions of Class C shares within the first year. /4/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.
/5/The Distributor is contractually limiting its Distribution fee to .10% for
   Class A shares for a one-year period ending April 30, 2002.
/6/The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for the Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Fixed
                                  Income Fund
Expense
Example

Use this table to
compare fees and
expenses of the Fund
with those of other
Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.


Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $606  $1,013  $1,444   $2,642
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $628    $965  $1,329   $2,606
                   Assuming no redemption   $228    $765  $1,329   $2,606
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $328    $765  $1,329   $2,863
                   Assuming no redemption   $228    $765  $1,329   $2,863
                       ---------------------------------------------------

 Risk/Return Summary and Fund Expenses

                                   [GRAPHIC]

                                   New York Tax-Free Bond Fund

Investment        The Fund's investment objective is a high level of current
Objective         income, exempt from regular Federal, New York State, and New
                  York City personal income taxes, as is consistent with preservation of capital.

Principal         The Fund invests primarily in municipal bonds, notes,
Investment        commercial paper and other debt instruments of New York, its
Strategies        cities and municipalities, or other public authorities that are exempt from regular federal, New York State, and New
                  York City income taxes in the opinion of bond counsel to the issuer. The Fund maintains 80% of its net assets in tax-exempt, interest paying municipal obligations that are not subject to the Federal income tax or the Federal alternative minimum tax ("AMT"). Generally, the Fund will invest at least 65% of its total assets in bonds of New York issuers.
                  The Fund may invest the balance of its assets in: (i) other
                  New York municipal obligations, such as participation certifications, or (ii) other municipal securities, that are subject to New York State and New York City income taxes.
                  The Fund's investments have an average portfolio maturity ranging from three to 30 years.

                  The Adviser varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

Principal         The principal risks of investing in the Fund are interest
Investment Risks  rate risk and credit risk. The Fund's investments also have municipal market risk, which is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments. Because the Fund invests in a particular state, its investments have the risks that factors affecting
                  New York State could have a specific effect on the Fund's net asset value.

Who may want to   Consider investing in the Fund if you are:
invest? . seeking a long-term goal such as retirement . looking to reduce taxes on investment income . seeking regular monthly tax free dividends

                  This Fund will not be appropriate for anyone:
                    . investing through a tax-exempt retirement plan
                    . pursuing an aggressive high growth investment strategy . seeking a stable share price

 Risk/Return Summary and Fund Expenses
[GRAPHIC]
                                   New York Tax-Free Bond Fund
Performance Information                   Bar Chart
                                 Year-by-Year Total Returns
The bar chart and                        as of 12/31
table shown on this                    Class A Shares*
page provide an
indication of the                         [GRAPH]
risks of investing in
the New York Tax-Free             1991          12.59%
Bond Fund by showing                92          10.66%
changes in the Fund's               93          14.27%
performance from year               94         (8.13)%
to year, and by                     95          15.17%
showing how the Fund's              96           3.99%
average annual returns              97           8.97%
for one year, five                  98           5.99%
years and ten years                 99         (3.58)%
compare to that of the              00          10.56%
Lehman Brothers 7-year
Municipal Bond Index,
an unmanaged index              ---------------------------
generally                        The bar chart above does
representative of the            not reflect the impact of
intermediate municipal           any applicable sales
bond market. Fee                 charges or account fees
waivers and expense              which would reduce
reimbursements that              returns. The chart,
were applicable during           however, does include
the indicated periods            management fees and
are reflected in both            operating expenses.
the chart and table.
Without these fee                The Fund's returns will
waivers and expense              fluctuate over long and
reimbursements, the              short periods. For
Fund's performance               example, during the period
would have been lower.           shown in the bar chart,
                                 the Fund's:

Both the chart and                   Best quarter:      Q2 1992       5.15%
table assume                         Worst quarter:     Q1 1994      -6.15%
reinvestment of
dividends and
distributions.

The return for Class B
and Class C shares
differ from Class A
shares returns as
shown in the bar chart
and performance table
because of differences
in the expenses of
each class.

Past performance does
not indicate how the
Fund will perform in
the future.
                               Performance Table
                               -----------------
     Average Annual Total Returns (for the periods ended December 31, 2000)

                           Inception Date Past Year Past 5 Years Past 10 Years
                       -------------------------------------------------------
  New York Tax Free Bond      3/21/89       5.26%      4.05%         6.26%
  Fund Class A*
  (includes maximum 4.75%
  sales charge)
                       -------------------------------------------------------
  Lehman Brothers 7-year        N/A         9.09%      5.40%         6.76%
  Municipal
  Bond Index**

--------------------------------------------------------------------------------
*Returns are for Class A shares only.
** The Lehman Brothers 7-year Municipal Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government and investment grade mortgage-backed and corporate debt securities having an average maturity of 7-years.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Fees and Expenses

As an investor in the New York Tax-Free Bond Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder Transaction Expenses
               (fees paid by you directly)           A Shares B Shares C Shares
               Maximum sales charge (load)
               on purchases                          4.75%/1/   None     None
               ----------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/  1.00%3
               ----------------------------------------------------------------

               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)                 A Shares B Shares C Shares

               Management fee/4/                   .45%     .45%     .45%
               ----------------------------------------------------------------
               Administrative Services fee/5/      .15%     .15%     .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/6/         .35%     .75%     .75%
               ----------------------------------------------------------------
               Service Organization fee/7/         .35%     .50%     .50%
               ----------------------------------------------------------------
               Other expenses                      .77%     .77%     .77%
               ----------------------------------------------------------------
               Total fund operating expenses      2.07%    2.62%    2.62%
               ----------------------------------------------------------------
               Fee waivers & expense/5/,/6/,/7/    .55%     .30%     .30%
               ----------------------------------------------------------------
               Net expenses/4/                    1.52%    2.32%    2.32%
               ----------------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year. /4/The Adviser is voluntarily limiting its Management fee to .25% for each class of shares. Including this voluntary limitation, the net expenses for Class A, Class B and Class C shares are 1.32%, 2.12% and 2.12%, respectively. The voluntary limitation respecting the Management fee may be reduced or discontinued at any time
/5/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002. /6/The Distributor is contractually limiting its Distribution fee to .20% for
  Class A shares for a one-year period ending April 30, 2002.
/7/The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for the Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $622  $1,042  $1,487   $2,719
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $635    $986  $1,363   $2,676
                   Assuming no redemption   $235    $786  $1,363   $2,676
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $325    $786  $1,363   $2,932
                   Assuming no redemption   $235    $786  $1,363   $2,932
                       ---------------------------------------------------

Use this table to
compare fees and
expenses of the Fund
with those of other
Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the
   current contractual
   fee waiver on
   April 30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    Growth and Income Fund
        Ticker Symbol:      Class A MTREX    Class B N/A    Class C N/A

This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Funds. Of course, there can be no assurance that the Funds will achieve their investment objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.

Investment Objective, Policies And Strategy

The Fund's investment objective is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks, preferred stocks, and convertible securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

Risk Considerations

The principal risk of investing in the Fund is market risk, which is the risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will generally decline over short or longer-term periods. In addition, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor. Therefore, the Fund could underperform other stock investments. The Fund's investments in fixed-income securities and money market securities may have interest rate risk, prepayment risk and credit risk. Increases in interest rates may cause the value of the Fund's investments to decline. Prepayment risk may expose the Fund to potentially lower return upon subsequent reinvestment of the principal.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    Fixed Income Fund
        Ticker Symbol:      Class A MFIFX    Class B N/A    Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is generation of high current income consistent with appreciation of capital. The Fund normally invests at least 65% of its total assets in fixed-income securities that are rated at least Baa by Moody's or BBB by S&P, comparably rated securities or, if unrated, of comparable quality. The Fixed Income Fund invests primarily in U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund expects to maintain an average quality rating of its investment portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the Fund's average portfolio maturity. The Fund also may invest in U.S. Government mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in variable and floating rate debt securities meeting its quality standards.

The Fund bases its investment selection upon analysis of various factors, including outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk and credit risk. The Fund's investments in Baa/BBB rated securities may be subject to a greater degree of market fluctuation and credit risk than the Fund's investments in higher quality securities. Increases in interest rates may cause the value of the Fund's investments to decline. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these type of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    New York Tax-Free Bond Fund
         Ticker Symbol:    Class A MNYBX    Class B N/A    Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is a high a level of current income, exempt from regular Federal, New York State, and New York City income taxes, as is consistent with preservation of capital. The Fund normally invests at least 80% of its net assets in federally tax-exempt, interest paying municipal obligations that are not subject to Federal income tax and AMT. In addition, the Fund normally invests at least 65% of its total assets in bonds of New York issuers.

The Fund generally invests primarily in municipal bonds, notes, commercial paper and other debt instruments that are exempt from Federal, New York State, and New York City income tax in the opinion of bond counsel to the issuer. The Fund also may invest in securities that are subject to New York State and New York City income taxes. The Fund's investments have an average portfolio maturity ranging from three to 30 years.

The Fund invests in:
 . municipal bonds that are rated at least Baa by Moody's or BBB by S&P or of comparably quality;
 . municipal notes that are rated MIG-2 or better by Moody's or "SP-2" or better by S&P or of comparable quality; and . municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P or of comparable quality.

The Adviser varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market conditions. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund may invest 25% or more of its total assets in municipal bonds, notes, commercial paper and other debt instruments that are related in other ways such that an economic, business or political development or change affecting one such obligation could also affect the other obligations; for example, municipal obligations, with interest that is paid from revenues of similar types of projects. In addition, from time to time, the Fund may invest 25% or more of its assets in industrial development bonds, which, although issued by industrial development authorities, may be backed only by those assets and revenues of non-governmental users.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk, credit risk, and municipal market risk. Municipal market risk is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

Because the Fund invests in a particular state's municipal obligations, factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on the Fund's net asset value. In addition, the Fund may invest up to 25% of its total assets in a single issuer's securities. Factors affecting a single issuer in which the Fund invests could have a more significant effect on the Fund's net asset value.

Other Considerations--All Funds

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. Funds which have policies to invest 65% or 80% of their assets in specified investments will not invest more than 35% or 20% of their assets, respectively, in order to meet liquidity needs. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

 Fund Management
[GRAPHIC]


The Investment Adviser

HSBC Asset Management (Americas) Inc., the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA, serves as investment adviser to the Funds ("HSBC" or the "Adviser"). The Adviser is located at 452 Fifth Avenue, New York, NY 10018. As of December 31, 2000, HSBC manages more than $83 billion of assets of individuals, pension plans, corporations and institutions. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid the Adviser at the rates shown below during their fiscal year ended December 31, 2000:

                               Percentage of
                             average net assets
                             for the year ended
                                  12/31/00
-----------------------------------------------
Growth and Income Fund              .55%
-----------------------------------------------
Fixed Income Fund                   .55%
-----------------------------------------------
New York Tax Free Bond Fund         .25%*
-----------------------------------------------

*HSBC waived a portion of its contractual fees with the New York Tax-Free Bond Fund for the most recent fiscal year. Fees (without waivers) for this Fund are
 .45%.

Portfolio Managers

Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the Growth and Income Fund. Prior to joining the Adviser in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Mr. Edward Merkle is responsible for the day-to-day management of the Fixed Income Fund's portfolio. Mr. Merkle joined the Adviser in 1984 and is responsible for managing institutional and retail fixed income portfolios.

Mr. Jerry Samet, Municipal Bond Portfolio Manager, Fixed Income Group of the Adviser, is responsible for the day-to-day management of the New York Tax Free Bond Fund. Before joining the Adviser in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for eight years. He was a portfolio manager/trader for six years, and before that, he was a trading assistant for two years.

The Distributor and Administrator

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

 Fund Management
[GRAPHIC]

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") serves as the distributor of each Fund's shares. BISYS Fund Services may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares

---------------------
How NAV is
Calculated
                        Funds

The NAV is              Per share net asset value (NAV) is determined and its
calculated by adding    shares are priced at the close of regular trading on
the total value of a    the New York Stock Exchange, normally at 4:00 p.m.,
Fund's investments      Eastern time, on days the Exchange is open. Fund shares
and other assets,       will not be priced on days the New York Stock Exchange
subtracting its         is closed for trading.
liabilities and then
dividing that figure    Some of the Funds invest in securities that are
by the number of        primarily listed on foreign exchanges and trade on
outstanding shares      weekends or other days when the Fund does not price its
of the Fund:            shares. As a result, the Funds' NAVs may change on days
                        when shareholders will be unable to purchase or redeem
        NAV =           the Funds' shares.
    Total Assets-
     Liabilities        Your order for purchase, sale or exchange of shares is
   -------------        priced at the next NAV calculated after your order is
  Number of Shares      accepted by the Fund less any applicable sales charge
     Outstanding        as noted in the section on "Distribution
                        Arrangements/Sales Charges." This is what is known as
You can find the        the offering price.
Fund's NAV daily in
The Wall Street         The Funds' securities are generally valued at current
Journal and other       market prices. If market quotations are not available,
newspapers.             prices will be based on fair value as determined by the
---------------------   Funds' Trustees.
                       --------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

You may purchase the
Funds through the                                   Minimum    Minimum
Distributor or                                      Initial   Subsequent
through banks,          Account type               Investment Investment
brokers and other
investment              Class A, B, or C
representatives, who    Regular                      $1,000      $50
may charge                   -------------------------------------------
additional fees and     Automatic Investment Plan       $50      $50
may require higher           -------------------------------------------
minimum investments
or impose other         All purchases must be in U.S. dollars. A fee will be
limitations on          charged for any checks that do not clear. Third-party
buying and selling      checks are not accepted.
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.

--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Service Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Family of Funds     HSBC Family of Funds
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds."

3. Mail or deliver application and payment to the address above.

Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds".

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information

                      [GRAPHIC]

                      Purchasing and Adding To Your Shares

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the following convenient options. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[GRAPHIC]

                      Purchasing And Adding To Your Shares
Automatic Investment Plan                 Directed Dividend Option

You can make automatic investments in     By selecting the appropriate box in
the Funds from your bank account,         the Account Application, you can
through payroll deduction or from your    elect to receive your distributions
federal employment, Social Security or    in cash (check) or have
other regular government checks.          distributions (capital gains and
Automatic investments can be as little    dividends) reinvested in another
as $50, once you've invested the $1,000   HSBC Fund without a sales charge.
minimum required to open the account.     You must maintain the minimum
                                          balance in each Fund into which you
To invest regularly from your bank        plan to reinvest dividends or the
account:                                  reinvestment will be suspended and
                                          your dividends paid to you. The Fund
 .  Complete the Automatic Investment     may modify or terminate this
    Plan portion on your Account          reinvestment option without notice.
    Application.                          You can change or terminate your
  Make sure you note:                     participation in the reinvestment
  - Your bank name, address and           option at any time.
    account number                        --------------------------------------
  - The amount you wish to invest
    automatically (minimum $50)
  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 .  Attach a voided personal check.

To invest regularly from your paycheck
or government check:
Call 1-800-634-2536 for an enrollment
form.


--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

You may sell      Withdrawing Money From Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the
Fund, its         Contingent Deferred Sales Charge
transfer agent,
or your           When you sell Class B or Class C shares, you will be charged
investment        a fee for any shares that have not been held for a
representative.   sufficient length of time. These fees will be deducted from
Normally you      the money paid to you. See the section on "Distribution
will receive      Arrangements/Sales Charges" on page 31 for details.
your proceeds
within a week     -------------------------------------------------------------
after your
request is        Instructions For Selling Shares
received.
                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By                1. Call 1-800-634-2536 with instructions as to how you wish telephone(unless  to receive your funds (mail, wire, electronic transfer).
you have
declined
telephone sales
privileges on
your latest
application)
--------------------------------------------------------------------------------
By mail           1. Call 1-800-634-2536 to request redemption forms or write
(See "Selling     a letter of instruction indicating:
Your Shares--       . your Fund and account number
Redemptions in      . amount you wish to redeem
Writing             . address where your check should be sent
Required")          . account owner signature

                  2. Mail to:
                    HSBC Family of Funds
                    PO Box 163850
                    Columbus, OH 43216-3850

--------------------------------------------------------------------------------
By express        1. See instruction 1 above.
delivery service
(See "Selling     2. Send to
Your Shares--       HSBC Family of Funds
Redemptions in      co/BISYS Fund Services
Writing             Attn: T.A. Operations
Required")          3435 Stelzer Road
                    Columbus, OH 43219

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer     Call 1-800-634-2536 to request a wire transfer.

You must          If you call in your redemption request of $1,000 or more by
indicate this     4 p.m. Eastern time, your payment will normally be wired to
option on your    your bank on the next business day.
application.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions

                  If you call by 4 p.m. Eastern time, the NAV of your shares
Your bank must    will normally be determined on the same day and the proceeds
participate in    credited within 7 days.
the Automated
Clearing House
(ACH) and must
be a U.S. bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information

                      [GRAPHIC]

                      Selling Your Shares

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRA").

2.Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

 . Your account address has changed within the last 10 business days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owner(s) of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.
 . The redemption proceeds are being wired to bank instructions currently not on your account.

 Please note that signature guarantees are not required for redemptions made using check writing privileges.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Refusal Of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption In Kind

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing Of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B and Class C shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                 Class A                Class B                Class C
---------------------------------------------------------------------------------------------
Sales Charge (Load)       Front-end sales        No front-end sales     No front-end sales
                          charge; reduced sales  charge. A CDSC may be  charge. A CDSC may be
                          charges available.     imposed on shares      imposed on shares
                                                 redeemed within four   redeemed within one
                                                 years after purchase;  year after purchase.
                                                 shares automatically
                                                 convert to Class A
                                                 shares after 6 years.
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to annual      Subject to annual      Subject to annual
                          distribution fee of    distribution fee of    distribution fee of
                          up to .35% (Fixed      up to .75% of the      up to .75% of the
                          Income Fund, New York  Fund's net assets.     Fund's net assets.
                          Tax-Free Bond Fund)
                          or .50% (Growth and
                          Income Fund) of the
                          Fund's net assets.*
---------------------------------------------------------------------------------------------
Service Organization Fee  Subject to annual      Subject to annual      Subject to annual
                          Service Organization   Service Organization   Service Organization
                          fee of up to .35% of   fee of up to .50% of   fee of up to .50% of
                          the Fund's net         the Fund's net         the Fund's net
                          assets.**              assets.**              assets.**
---------------------------------------------------------------------------------------------
Fund Expenses             Lower annual expenses  Higher annual          Higher annual
                          than Class B or C      expenses than Class A  expenses than Class A
                          shares.                shares.                shares.
---------------------------------------------------------------------------------------------

* The Distributor is contractually waiving .40% of its distribution fee for Class A shares of the Growth and Income Fund, .25% of its distribution fee for Class A shares of the Fixed Income Fund and .15% for Class A shares of the New York Tax-Free Bond Fund through April 30, 2002.
** The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for Class B and Class C shares through April 30, 2002.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges
Calculation Of Sales Charges

Class A Shares

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

Shares are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Growth And Income Fund

                            Sales Charge   Sales Charge
                             as a % Of       as a % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 5.00%          5.26%
---------------------------------------------------------
  $50,000 up to $99,999         4.50%          4.71%
---------------------------------------------------------
  $100,000 up to $249,999       3.75%          3.90%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

Fixed Income Fund

                            Sales Charge   Sales Charge
                             as a % Of       as a % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 4.75%          4.99%
---------------------------------------------------------
  $50,000 up to $99,999         4.25%          4.44%
---------------------------------------------------------
  $100,000 up to $249,999       3.50%          3.63%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges
New York Tax Free Bond Fund

                              Sales Charge   Sales Charge
                               as a % Of       as a % Of
  Amount Of Purchase         Offering Price Your Investment
-----------------------------------------------------------
   Up to $49,999                  4.75%          4.99%
-----------------------------------------------------------
   $50,000 up to $99,999          4.25%          4.44%
-----------------------------------------------------------
   $100,000 up to $249,999        3.50%          3.63%
-----------------------------------------------------------
   $250,000 up to $499,999        2.50%          2.56%
-----------------------------------------------------------
   $500,000 up to $999,999        2.00%          2.04%
-----------------------------------------------------------
   $1,000,000 and above           1.00%          1.01%
-----------------------------------------------------------

Class B and Class C Shares

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a CDSC at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

                            CDSC as a % of Dollar
 Years Since Purchase      Amount Subject to Charge
---------------------------------------------------
   0-1                              4.00%
---------------------------------------------------
   1-2                              3.00%
---------------------------------------------------
   2-3                              2.00%
---------------------------------------------------
   3-4                              1.00%
---------------------------------------------------
   more than 4                       None
---------------------------------------------------

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares of the Fixed Income Fund and New York Tax-Free Bond Fund pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund. Class A shares of the Growth and Income Fund pay a 12b-1 fee of up to .50% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

 . The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . Long-term shareholders of Class B and Class C may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to .50% for Class B and Class C shares (the fees are 0% for Class A shares and .25% for Class B and C shares pursuant to each Fund's commitment) of the average daily net asset value of shares for which the Service Organization from time to time performs services. The services provided include:

 . receiving and processing shareholder orders
 . performing the accounting for the customers' sub-accounts
 . maintaining retirement plan accounts
 . answering questions and handling correspondence for individual accounts . acting as the sole shareholder of record for its customers' accounts
 . issuing shareholder reports and transaction confirmations
 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?

Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares
                       Instructions For Exchanging Shares


You can exchange       Exchanges may be made by sending a written request to
your shares that       HSBC Family of Funds, PO Box 163850, Columbus OH 43216-
have been held for     3850, or by calling 1-800-634-2536. Please provide the
at least seven days    following information:
in a Fund for shares
of the same class of    . Your name and telephone number
another HSBC Fund,      . The exact name on your account and account number
usually without         . Taxpayer identification number (usually your Social
paying additional         Security number)
sales charges (see
"Notes on
Exchanges"). No
transaction fees are
charged for
exchanges.
                        . Dollar value or number of shares to be exchanged
You must meet the       . The name of the Fund from which the exchange is to
minimum investment        be made
requirements for the    . The name of the Fund into which the exchange is
Fund into which you       being made.
are exchanging.
Exchanges from one     See "Selling your Shares" for important information
Fund to another are    about telephone transactions.
taxable. You should
review the             The Funds reserve the right to modify or terminate the
prospectus of the      exchange privilege upon 60 days written notice.
HSBC Fund before
making an exchange.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

Automatic Exchanges    Notes On Exchanges



You can use the        When exchanging from a Fund that has no sales charge or
Funds' Automatic       a lower sales charge to a Fund with a higher sales
Exchange feature to    charge, you will pay the difference.
purchase shares of
other HSBC Funds at    The registration and tax identification numbers of the
regular intervals      two accounts must be identical.
through regular,
automatic              The Exchange Privilege (including automatic exchanges)
redemptions from       may be changed or eliminated at any time upon a 60-day
your account. To       notice to shareholders.
participate in the
Automatic Exchange:    Be sure to read the Prospectus carefully of any Fund
                       into which you wish to exchange shares.
 . Complete the
   appropriate
   section of the
   Account
   Application.
 . Keep a minimum of
   $10,000 in the
   Fund and $1,000
   in the HSBC Fund
   whose shares you
   are buying.

To change the
Automatic Exchange
instructions or to
discontinue the
feature, you must
send a written
request to HSBC
Family of Funds,
P.O. Box 163850,
Columbus, Ohio
43216-3850.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes

Any income a Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. Income dividends on the Growth and Income Fund are usually paid semi-annually. Dividends on all other Funds are paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income as are dividends paid by the New York Tax-Free Bond Fund that are derived from taxable investments. Taxes on capital gains by the Funds will vary with the length of time the Fund has held the security--not how long you have invested in the Fund.

During normal market conditions, the New York Tax-Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes and for New York income tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. No information is presented with respect to Class C shares of the Fixed Income Fund because Class C shares of the Fund had not commenced offerings as of December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report and incorporated by reference in the SAI, which is available upon request.

Growth and Income Fund

                                           Class A Shares
                             -------------------------------------------------
                                  For the years ended December 31,
                             -------------------------------------------------
                              2000         1999      1998     1997      1996
                             -------     --------  --------  -------  --------
Net Asset Value, Beginning
 of Period.................  $ 14.92     $  13.86  $  12.36  $ 16.28  $  14.77
                             -------     --------  --------  -------  --------
Investment Activities
Net investment income......    (0.02)        0.02      0.07     0.18      0.18
Net realized and unrealized
 gains from investment and
 options transactions......    (1.48)        2.47      3.23     4.28*     2.46
                             -------     --------  --------  -------  --------
Total from Investment
 Activities................    (1.50)        2.49      3.30     4.46      2.64
                             -------     --------  --------  -------  --------
Distributions
From net investment
 income....................    (0.00)(a)    (0.02)    (0.08)   (0.19)    (0.18)
From net realized gains
 from investment and
 options transactions......    (0.51)       (1.41)    (1.72)   (8.19)    (0.95)
                             -------     --------  --------  -------  --------
Total Distributions........    (0.51)       (1.43)    (1.80)   (8.38)    (1.13)
                             -------     --------  --------  -------  --------
Net Asset Value, End of
 Period....................  $ 12.91     $  14.92  $  13.86  $ 12.36  $  16.28
                             =======     ========  ========  =======  ========
Total Return (excludes
 sales or redemption
 charges)..................   (10.52%)      18.48%    26.97%   27.42%    17.90%
Ratios/Supplemental Data:
Net Assets at end of
 period (000)..............  $92,646     $117,542  $106,267  $55,195  $140,688
Ratio of expenses to
 average net assets........     1.02%        0.88%     0.89%    0.83%     0.85%
Ratio of net investment
 income to average net
 assets....................    (0.14%)       0.14%     0.58%    0.95%     1.43%
Ratio of expenses to
 average net assets**......         (b)      1.00%     1.01%    0.95%     0.96%
Portfolio Turnover
 Rate***...................    67.17%       94.36%    82.19%   69.07%    61.68%

------
(a)  Less than $0.005 per share.
(b) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
  * In addition to the net realized and unrealized gains from investment transactions, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]


Growth and Income Fund

                                       Class B               Class C
                                       Shares                Shares
                                    ----------------      ----------------
                                        For the years ended
                                           December 31,
                                    --------------------------------------
                                     2000     1999*        2000     1999*
                                    ------    ------      ------    ------
Net Asset Value, Beginning of
 Period............................ $14.86    $15.32      $14.86    $15.32
                                    ------    ------      ------    ------
Investment Activities
 Net investment income (loss)......  (0.13)    (0.03)      (0.16)    (0.06)
 Net realized and unrealized gains
  (losses) from investment and
  options transactions.............  (1.49)     0.98       (1.46)     1.01
                                    ------    ------      ------    ------
 Total from Investment Activities..  (1.62)     0.95       (1.62)     0.95
                                    ------    ------      ------    ------
Dividends:
 Net investment income.............     --        --          --        --
 Net realized gains from investment
  and options transactions.........  (0.51)    (1.41)       0.51     (1.41)
                                    ------    ------      ------    ------
 Total Dividends...................  (0.51)    (1.41)       0.51     (1.41)
                                    ------    ------      ------    ------
Net Asset Value, End of Period..... $12.73    $14.86      $12.73    $14.86
                                    ======    ======      ======    ======
Total Return (excludes sales
 charge)........................... (11.39%)    6.68%(a)  (11.39%)    6.68%(a)
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's)................... $6,984    $3,459      $  114    $   23
 Ratio of expenses to average net
  assets...........................   2.05%     1.77%(b)    2.04%     1.72%(b)
 Ratio of net investment income to
  average net assets...............  (1.16%)   (0.87%)(b)  (1.17%)   (0.81%)(b)
 Ratio of expenses to average net
  assets**.........................       (c)   2.13%(b)        (c)   2.07%(b)
 Portfolio Turnover***.............  67.17%    94.36%      67.17%    94.36%

------
(a)  Not annualized.
(b)  Annualized.
(c) For the year ended December 31, 2000, there were no voluntary for reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
  *  Class B Shares and Class C Shares commenced offering on July 1, 1999.
 ** During the period, certain fees were voluntary/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]

Fixed Income Fund

                                            Class A Shares
                               -----------------------------------------------
                                   For the years ended December 31,
                               -----------------------------------------------
                                2000       1999      1998     1997      1996
                               -------    -------   -------  -------  --------
Net Asset Value, Beginning of
 Period....................... $  9.61    $ 10.37   $ 10.12  $  9.89  $  10.28
                               -------    -------   -------  -------  --------
Investment Activities
 Net investment income........    0.61       0.57      0.57     0.59      0.59
 Net realized and unrealized
  gains (losses) from
  investment transactions.....    0.09      (0.76)     0.25     0.23     (0.39)
                               -------    -------   -------  -------  --------
 Total from Investment
  Activities..................    0.70      (0.19)     0.82     0.82      0.20
                               -------    -------   -------  -------  --------
Dividends:
 Net investment income........   (0.61)     (0.57)    (0.57)   (0.59)    (0.59)
                               -------    -------   -------  -------  --------
 Total Dividends..............   (0.61)     (0.57)    (0.57)   (0.59)    (0.59)
                               -------    -------   -------  -------  --------
Net Asset Value, End of
 Period....................... $  9.70    $  9.61   $ 10.37  $ 10.12  $   9.89
                               =======    =======   =======  =======  ========
Total Return (excludes sales
 charge)......................    7.48%     (1.86)%    8.33%    8.62%     2.11%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's).............. $43,376    $42,353   $53,834  $61,402  $104,875
 Ratio of expenses to average
  net assets..................    1.00%      0.92%     0.89%    0.88%     0.88%
 Ratio of net investment
  income to average net
  assets......................    6.30%      5.70%     5.59%    6.00%     5.94%
 Ratio of expenses to average
  net assets*.................        (a)    1.04%     1.01%    1.00%     0.98%
 Portfolio Turnover**.........   54.57%     75.75%    71.05%   60.98%   156.05%

------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
* During the period, certain fees were voluntarily or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
** Portfolio turnover calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]

Fixed Income Fund

                                                                 Class B Shares
                                                                 --------------
                                                                 For the period
                                                                 ended December
                                                                   31, 2000*
                                                                 --------------
Net Asset Value, Beginning of Period............................     $ 9.56
                                                                     ------
Investment Activities:
 Net investment income..........................................       0.07
 Net realized and unrealized gains/(losses) from investment
  transactions..................................................       0.14
                                                                     ------
 Total from Investment Activities...............................       0.21
                                                                     ------
Dividends:
 Net investment income..........................................      (0.07)
                                                                     ------
 Total Dividends................................................      (0.07)
                                                                     ------
Net Asset Value, End of Period..................................     $ 9.70
                                                                     ======
Total Return (excludes redemption charge).......................       2.24%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)............................     $   55
 Ratio of expenses to average net assets........................       2.30%(b)
 Ratio of net investment income to average net assets...........       5.32%(b)
 Portfolio Turnover.............................................      54.57%

------
(a)  Not annualized.
(b)  Annualized.
 *   Class B Shares commenced offering on November 6, 2000.

 Financial Highlights
[GRAPHIC]

New York Tax-Free Bond Fund

                                              Class A Shares
                                  --------------------------------------------
                                      For the Year Ended December 31,
                                  --------------------------------------------
                                   2000     1999      1998     1997     1996
                                  -------  -------   -------  -------  -------
Net Asset Value, Beginning of
 Period.......................... $ 10.73  $ 11.64   $ 11.48  $ 11.05  $ 11.17
                                  -------  -------   -------  -------  -------
Investment Activities:
 Net investment income...........    0.49     0.51      0.51     0.53     0.55
 Net realized and unrealized
  gains (losses) from investment
  transactions...................    0.61    (0.91)     0.16     0.43    (0.12)
                                  -------  -------   -------  -------  -------
 Total from Investment
  Activities.....................    1.10    (0.40)     0.67     0.96     0.43
                                  -------  -------   -------  -------  -------
Dividends:
 Net investment income...........   (0.49)   (0.51)    (0.51)   (0.53)   (0.55)
                                  -------  -------   -------  -------  -------
 Total Dividends.................   (0.49)   (0.51)    (0.51)   (0.53)   (0.55)
                                  -------  -------   -------  -------  -------
Net Asset Value, End of Period... $ 11.34  $ 10.73   $ 11.64  $ 11.48  $ 11.05
                                  =======  =======   =======  =======  =======
Total Return (excludes sales
 charge).........................   10.56%   (3.58)%    5.99%    8.97%    3.99%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's)................. $26,336  $28,075   $33,668  $37,524  $41,975
 Ratio of expenses to average net
  assets.........................    1.28%    1.08%     0.96%    0.92%    0.91%
 Ratio of net investment income
  to average net assets..........    4.53%    4.40%     4.47%    4.79%    5.02%
 Ratio of expenses to average net
  assets*........................    1.37%    1.31%     1.28%    1.24%    1.21%
 Portfolio Turnover**............   20.91%   11.85%    56.81%   35.64%   87.40%

------
 * During the period, certain fees were voluntarily or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]

New York Tax-Free Bond Fund

Selected per share data for a share outstanding throughout each period indicated.

                                                     Class B Shares
                                         --------------------------------------
                                           For the year
                                               ended       For the period ended
                                         December 31, 2000  December 31, 1999*
                                         ----------------- --------------------
Net Asset Value, Beginning of Period....      $10.72              $11.21
                                              ------              ------
Investment Activities:
 Net investment income..................        0.40                0.19
 Net realized and unrealized
  gains/(losses) from investment
  transactions..........................        0.62               (0.49)
                                              ------              ------
 Total from Investment Activities.......        1.02               (0.30)
                                              ------              ------
Dividends:
 Net investment income..................       (0.40)              (0.19)
                                              ------              ------
 Total Dividends........................       (0.40)              (0.19)
                                              ------              ------
Net Asset Value, End of Period..........      $11.34              $10.72
                                              ======              ======
Total Return (excludes redemption
 charge)................................        9.61%              (2.71)%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)....      $  754                $392
 Ratio of expenses to average net
  assets................................        2.14%               2.01%(b)
 Ratio of net investment income to
  average net assets....................        3.65%               3.37%(b)
 Ratio of expenses to average net
  assets**..............................        2.26%               2.35%(b)
 Portfolio Turnover Rate***.............       20.91%              11.85%

------
(a)  Not annualized.
(b)  Annualized.
  *  Class B Shares commenced offering on July 1, 1999.
 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[LOGO]
New York Tax-Free Bond Fund

                                                              Class C Shares
                                                           --------------------
                                                           For the period ended
                                                            December 31, 2000*
                                                           --------------------
Net Asset Value, Beginning of Period......................        $11.10
                                                                  ------
Investment Activities:
 Net investment income....................................          0.12
 Net realized and unrealized gains/(losses) from
  investment transactions.................................          0.24
                                                                  ------
 Total from Investment Activities.........................          0.36
                                                                  ------
Dividends:
 Net investment income....................................         (0.12)
                                                                  ------
 Total Dividends..........................................         (0.12)
                                                                  ------
Net Asset Value, End of Period............................        $11.34
                                                                  ======
Total Return (excludes redemption charge).................          3.27%(a)
Ratios/Supplemental Data:
 Net assets at end of period (000's)......................        $  154
 Ratio of expenses to average net assets..................          2.16%(b)
 Ratio of net investment income to average net assets.....          3.52%(b)
 Ratio of expenses to average net assets**................          2.36%(b)
 Portfolio turnover rate**................................         20.91%

------
(a)  Not Annualized.
(b)  Annualized.
 *   Class C Shares commenced offering on September 11, 2000.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


                  HSBC Family of Funds
                  3435 Stelzer Road, Columbus, Ohio 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information about the operations of the Public Reference Room can be obtained by calling 1-202-942-8080. Reports and other information about the Funds are available in the EDGAR Database on the Commission's internet site at http://www.sec.gov. You may request documents from the Commission, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-0102.



Investment Company Act file no. 811-06057.

                                        HSBC Mutual Funds Trust Prospectus

                                        HSBC Asset Management [LOGO]



              --------------------------------------------------

                        HSBC International Equity Fund

               Managed by HSBC Asset Management (Americas) Inc.

                                April 30, 2001


              --------------------------------------------------


  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 An investment in the Fund is not a deposit of the bank and is not insured or guaranteed the by Federal Deposit Insurance Corporation or any other government agency.



------------------------------
        Questions?
Call 1-800-634-2536 or your
Investment Representative.
------------------------------

HSBC3P0401

      HSBC Mutual Funds Trust Prospectus   Table of Contents


[GRAPHIC]

                    Risk/Return Summary and Fund Expenses
---------------------------------------------------------
Carefully
review this           3 International Equity Fund
important
section, which
summarizes the
Fund's
investments,
risks, past
performance,
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and
                    Risk
---------------------------------------------------------
Review this           8 International Equity Fund
section for
information on
investment
strategies and
risks.

[GRAPHIC]
                    Fund Management
---------------------------------------------------------
Review this          11 The Investment Adviser
section for          11 Sub-Adviser
details on the       11 Portfolio Manager
people and           11 The Distributor and Administrator
organizations
who oversee
the Fund.

[GRAPHIC]
                    Shareholder Information
---------------------------------------------------------
Review this          12 Pricing of Fund Shares
section for          13 Purchasing and Adding to Your
details on how          Shares
shares are           17 Selling Your Shares
valued, how to       21 Distribution Arrangements/Sales
purchase, sell          Charges
and exchange         27 Exchanging Your Shares
shares,              28 Dividends, Distributions and
related                 Taxes
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
---------------------------------------------------------
                     29 International Equity Fund

[GRAPHIC]
                    Back Cover
---------------------------------------------------------
                        Where to learn more about this
                        Fund

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

The following is a summary of certain key information about the HSBC International Equity Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary. Please be sure to read the more complete descriptions of the Fund following this summary BEFORE you invest. The Fund is managed by HSBC Asset Management (Americas) Inc. (the "Adviser") which has retained Delaware International Advisers Ltd. as sub-adviser ("Delaware International" or the "Sub-Adviser").

The Fund has four different classes of shares; Class A (formerly known as Service Class), Class B, Class C and Institutional Class. All classes of shares are presented in this prospectus.

Investment        The Fund's investment objective is long-term capital
Objective         appreciation.

Principal         The Fund normally invests at least 65% of its total assets
Investment        in equity securities (including American, European and
Strategies        Global Depositary Receipts) issued by companies based
                  outside of the United States. The Fund's equity investments may include, but are not limited to common stocks, preferred stocks, convertible securities, depositary receipts and warrants. A substantial portion of the Fund's assets will be denominated in foreign currencies. Generally, the Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. The purpose of hedging a portfolio is to attempt to protect the value of the Fund's investments or, to guarantee the price of a security the Fund has agreed to purchase or sell. The
                  Fund may invest the balance of its assets in equity and debt securities of companies and governmental issuers based in the United States and outside of the United States, including bonds and money market instruments.

                  The Fund's Sub-Adviser, Delaware International, employs a value-oriented approach to international stock selection. In selecting stocks for the Fund, Delaware International will identify those stocks that it believes will provide a high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Delaware International conducts fundamental research on a global basis in order to identify securities that may have the potential for long-term total return.

Principal         Because the value of the Fund's investments will fluctuate
Investment        with market conditions, so will the value of your investment
Risks             in the Fund. You could lose money on your investment in the
                  Fund, or the Fund could underperform other investments.

                  The principal risks that apply to the Fund are:
                    . Market Risk. This is the risk that the value of a fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short or longer-term periods.

 Risk/Return Summary and Fund Expenses
[LOGO]

                    . Foreign Risk. This is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory, and diplomatic risks.
                    . Emerging Market Risk. This is the risk of investments in issuers of emerging market nations. Emerging markets are subject to even greater price volatility than investments in foreign securities because there is a greater risk of political or social upheaval in emerging markets.
                    . Currency Risk. This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of a fund's investments.
                    . Interest Rate Risk. This is the risk that changes in
                      interest rates will affect the value of a fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a fund's investments to decline.
                    . Credit Risk. This is the risk that the issuer of a
                      security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

Who may
want to invest?   Consider investing in the Fund if you are:
                    . seeking a long-term goal such as retirement
                    . looking to add an international component to your
                      portfolio
                    . willing to accept higher risks of investing in foreign
                      countries

                  This Fund will not be appropriate for anyone:
                    . seeking monthly income
                    . pursuing a short-term goal or investing emergency
                      reserves
                    . seeking safety of principal
                    . adverse to investing in international securities

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Performance                                        Bar Chart
Information

The chart and table on this          Year-by-Year Total Returns as of 12/31
page provide an indication                     for Class A Shares
of the risks of investing in
the Fund by showing how the                        1995    96       97      98      99     00
International Equity Fund                         -----   -----   ------  -----   ------  -----
has performed from year to
year and how the Fund's                           4.40%   6.32%   -2.06%  11.32%  19.87%  2.04%
average annual returns for
the one year, five year and                       ------------------------------
for the life of the Fund                           The bar chart above does
compare to those of the                            not reflect the impact of
MSCI-EAFE (Morgan Stanley                          any applicable sales
Capital International) Index                       charges which would reduce
which is a widely                                  returns. The chart,
recognized, unmanaged index                        however, does include
of over 900 securities                             management fees and
listed on the Stock                                operating expenses. Of
Exchanges of Europe,                               course, past performance
Australia and the Far East.                        does not indicate how the
The Adviser has managed the                        Fund will perform in the
Fund since its inception and                       future.
Delaware International
assumed its role as sub-                           The Fund's returns will
adviser in October 1998.                           fluctuate over long and
                                                   short periods. For
The returns for Class B,                           example, during the period
Class C and the                                    shown in the bar chart,
Institutional Class differ                         the Fund's:
from the Class A returns
shown in the bar chart and                              Best quarter:           Q1 1998                  16.52%
the returns for Class B and                             Worst quarter:          Q3 1998                 -13.74%
Class C shares differ from
the Class A and
Institutional Class returns
shown in the performance
table because of differences
in the expenses of each
class.

If fee waivers or expense
reimbursements had not been
reflected in both the chart
and the table, the Fund's
performance would have been
lower.

Both the chart and table
assume reinvestment of
dividends and distributions.

                               Performance Table
                               -----------------
     Average Annual Total Returns (for the periods ended December 31, 2000)

                            Class Inception Past Year Past 5 Years Since Inception
                     -------------------------------------------------------------
  Class A Shares (includes      4/25/94       -3.06%     6.09%          4.50%
  maximum 5% sales charge)
                     -------------------------------------------------------------
  Institutional Class           3/1/95         2.04%     7.21%          8.43%
                     -------------------------------------------------------------
  MSCI-EAFE Index*                N/A        -13.96%     5.40%          7.28%

--------------------------------------------------------------------------------
* The MSCI EAFE Index is a widely recognized unmanaged index of developed stock markets in Europe, Australia and Far East.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Fees and Expenses

               Shareholder Transaction
               Expenses (fees paid by                                     Institutional
               you directly)             Class A    Class B    Class C       Shares

As an investor in
the International
Equity Fund, you
will pay the
following fees
and expenses.
               Maximum sales charge
               (load) on purchases        5.00%/1/   None       None          None
                   --------------------------------------------------------------------
               Maximum deferred sales
               charge (load)              None       4.00%/2/   1.00%/3/      None
                   --------------------------------------------------------------------

Shareholder
transaction fees
are paid from
your account.
Annual Fund
operating
expenses are paid
out of Fund
assets, and are
reflected in the
share price.


Contingent
Deferred
Sales Charge
               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)

Some Fund share
classes impose a
back end sales
charge (load) if
you sell your
shares before a
certain period of
time has lapsed.
This is called a
Contingent
Deferred Sales
Charge or CDSC.
               Management fee/4/           .90%       .90%       .90%          .90%
                   --------------------------------------------------------------------
               Administrative services
               fee/5/                      .15%       .15%       .15%          .15%
                   --------------------------------------------------------------------
               Distribution (12b-1)
               fee/6/                      .35%       .75%       .75%         None
                   --------------------------------------------------------------------
               Service Organization
               fee/7/                      .35%       .50%       .50%         None
                   --------------------------------------------------------------------
               Other expenses              .75%       .75%       .75%          .75%
                   --------------------------------------------------------------------
               Total fund operating
               expenses                   2.50%      3.05%      3.05%         1.80%
                   --------------------------------------------------------------------
               Fee waivers and expense
               reimbursements/6/,/7/       .75%       .30%       .30%          .05%
                   --------------------------------------------------------------------
               Net expense/4/             1.75%      2.75%      2.75%         1.75%
                   --------------------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year from: 4%, 3%, 2%, 1% and 0%.
/3/A CDSC of 1% applies on redemptions of Class C shares within the first year. /4/The Adviser is voluntarily limiting its Management fee to .55% for each class of shares. Including this voluntary limitation, the net expenses of Class A, Class B, Class C and Institution Shares are 1.40%, 2.40%, 2.40% and 1.40%, respectively. This voluntary limitation of the Management fee may be reduced or discontinued at any time.
/5/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002. /6/The Distributor is contractually waiving all its Distribution fee for Class
  A shares for a one-year period ending April 30, 2002.
/7/The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A
                   Assuming redemption      $669  $1,172  $1,700   $3,140
                       ---------------------------------------------------
                  Class B
                   Assuming redemption      $678  $1,114  $1,575   $3,099
                   Assuming no redemption   $278  $  914  $1,575   $3,099
                       ---------------------------------------------------
                  Class C
                   Assuming redemption      $378  $  914  $1,575   $3,344
                   Assuming no redemption   $278  $  914  $1,575   $3,344
                       ---------------------------------------------------
                  Institutional Class
                   Assuming redemption      $178  $  562  $  970   $2,112
                       ---------------------------------------------------

Use the table to
compare fees and
expenses of the Fund
with those of other
funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming
the following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


 Ticker Symbol:  Class A HIEIX  Class B N/A   Class C N/A  Institutional Class
                                      N/A
This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective. Additional descriptions of the Fund's risks, strategies, and investments, as well as other non-principal strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

Investment Objective, Policies and Strategy

The Fund's investment objective is long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies based outside of the United States. The Fund may invest the balance of its assets in equity and debt securities of companies based in, and debt securities of governments and other issuers issued in, the United States and outside of the United States, including bonds and money market instruments.

The Fund seeks to achieve its investment objective primarily by investing in a diversified portfolio of equity investments in a variety of non-U.S. markets, focusing on the potential price appreciation, dividend yields and currency values. The Fund primarily invests in marketable companies located outside the U.S., including but not limited to companies in Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia and Singapore. The Fund also may invest up to 20% of its total assets in "emerging markets," including Mexico, Hong Kong, Indonesia, Malaysia, Thailand, South Africa and Peru. Emerging market debt carries significant risks of principal loss. This is due to the low quality of the bonds' issuers which increases the risk of default, the volatile nature of many of these countries' economies and markets, and the relatively small number of investors buying these securities which increases price volatility. A substantial portion of the Fund's assets will be denominated in foreign currencies. The Fund may selectively hedge its portfolio foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The purpose of hedging the portfolio in this way is to attempt to protect the value of the Fund's investments or to "lock in" the price of a security the Fund has agreed to purchase or sell.

Delaware International's approach in selecting investments is primarily oriented to individual stock selection and is value driven. Delaware International also analyzes markets and the value of foreign currencies. In selecting stocks for the Fund, Delaware International:
 . Places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
 . Considers whether the future dividends on a stock are expected to increase faster than, slower than, or in-line with the level of inflation, and discounts the value of future anticipated dividends back to what they would be worth if they were being paid today in order to compare the value of different investments.
 . Attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential return, and may be an attractive investment for the Fund.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


 . Considers such factors as the economic and political conditions in different areas of the world, the growth potential of various non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The Fund may hold some investments in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities, generally denominated in foreign currencies. The Fund invests primarily in high grade debt obligations (those rated in the top three credit rating categories of a nationally recognized statistical rating organization or, if unrated, judged by Delaware International to be of comparable quality). As a general matter, the Fund only invests in debt securities when Delaware International believes, considering the risks, that such investments offer better long-term potential returns with less risk than investments in foreign equity securities.

Portfolio Turnover. The portfolio turnover rate for the Fund is included in the Financial Highlights section of this Prospectus. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. For temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. The Fund may invest up to 35% of its assets in these conservative securities in order to meet liquidity needs. To the extent the fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


Risk Factors

Because the Fund invests in foreign securities, its returns may vary, sometimes significantly, from those of the U.S. stock market. The Fund's investments in foreign securities have additional risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes changes in currency rates, nationalization, political changes, and diplomatic developments that could adversely affect the Fund's investments.

In connection with its purchases and sales of foreign securities, other than securities denominated in U.S. Dollars, the Fund considers the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced.

Investments in emerging market countries have higher risk than those of other foreign issuers. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of emerging market countries.

 Fund Management
[GRAPHIC]

The Investment Adviser

HSBC Asset Management (Americas) Inc., the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA, serves as investment adviser to the Funds ("HSBC" or the "Adviser"). The Adviser is located at 452 Fifth Avenue, New York, NY 10018. As of December 31, 2000, HSBC manages more than $83 billion of assets of individuals, pension plans, corporations and institutions. The Adviser reviews, supervises and administers the Fund's investment program.

For the advisory services provided and the expenses assumed pursuant to its investment agreement with the Fund, the Adviser received a fee of .55% of the Fund's average net assets for the year ended December 31, 2000 but paid the entire fee to sub-advisers.*

Portfolio Manager

Mr. Frederic Lutcher III, Managing Director, is responsible for the investment management oversight of the International Equity Fund for HSBC in its role as adviser.

Sub-Adviser

The Adviser has retained Delaware International, Third Floor, 80 Cheapside, London, England EC2V 6EE to serve as the investment sub-adviser for the International Equity Fund. Delaware International provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. Delaware International manages approximately $42.5 billion, as of December 31, 2000, with over $14.3 billion, as of December 31, 2000, in international/global equity. Delaware International makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.

Portfolio Manager

Mr. Clive A. Gillmore, Senior Portfolio Manager and Deputy Managing Director of Delaware International, is primarily responsible for daily management of the portfolio. Mr. Gillmore, a graduate of the Warwick University, England, and the London Business School Investment Program has been with the Sub-Adviser since 1990. Prior to joining Delaware International, he had eight years of investment experience. Delaware International and Mr. Gillmore assumed responsibility for the Fund in October 1998.

The Distributor and Administrator

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") serves as the distributor of the Fund's shares. BISYS Fund Services may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

* HSBC waived a portion of its contractual fees with the Fund for the most recent fiscal year. Contractual fees (without waivers) are .90%.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares
---------------------
How NAV is              Per share net asset value (NAV) is determined and its
Calculated              shares are priced at the close of regular trading on
                        the New York Stock Exchange, normally at 4:00 p.m.
The NAV is              Eastern time on days the Exchange is open. Fund shares
calculated by adding    will not be priced on days the New York Stock Exchange
the total value of      is closed for trading.
the Fund's
investments and
other assets,
subtracting its         The Fund invests in Securities that are primarily
liabilities and then    listed on foreign exchanges and trade on weekends or
dividing that figure    other days when the Fund does not price its shares. As
by the number of        a result, the Fund's NAV may change on days when
outstanding shares      shareholders will be unable to purchase or redeem the
of the Fund:            Fund's shares.

        NAV =           Your order for purchase, sale or exchange of shares is
   Total Assets -       priced at the next NAV calculated after your order is
     Liabilities        accepted by the Fund less any applicable sales charge
   -------------        as noted in the section on "Distribution
  Number of Shares      Arrangements/Sales Charges." This is what is known as
     Outstanding        the offering price.

You can find the        The Fund's securities are generally valued at current
Fund's NAV daily in     market prices. If market quotations are not available,
The Wall Street         prices will be based on fair value as determined by the
Journal and other       Fund's Trustees.
newspapers.
---------------------   Foreign securities are valued based on quotations from
                        the primary market in which they are traded and are
                        translated from the local currency into U.S. dollars
                        using current exchange rates. After the value of a
                        foreign security is established and an event occurs
                        which is likely to cause that value to change, the
                        security will be valued at fair value as determined by
                        the Board of Trustees.
                       --------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding to Your Shares

You may purchase
shares through the
Distributor or
through banks,
brokers, service
organizations and
other investment
representatives,
which may charge
additional fees and
may require higher
minimum investments
or impose other
limitations on
buying and selling
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.

                                              Minimum    Minimum
                                              Initial   Subsequent
                  Account Type               Investment Investment
                  Regular                      $1,000      $50
                       -------------------------------------------
                  Automatic Investment Plan    $   50      $50
                       -------------------------------------------

                        All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares
By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Family of Funds     HSBC Family of Funds
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver application and payment to the address above.

For Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to 7 days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[GRAPHIC]
A
                      Purchasing and Adding To Your Shares

Automatic Investment Plan                 Directed Dividend Option

You can make automatic investments in     By selecting the appropriate box in
the Fund from your bank account,          the Account Application, you can
through payroll deduction or from your    elect to receive your distributions
federal employment, Social Security or    in cash (check) or have
other regular government checks.          distributions (capital gains and
Automatic investments can be as little    dividends) reinvested in another
as $50, once you've invested the $1,000   HSBC Fund without a sales charge.
minimum required to open the account.     You must maintain the minimum
                                          balance in each Fund into which you
To invest regularly from your bank        plan to reinvest dividends or the
account:                                  reinvestment will be suspended and
                                          your dividends paid to you. The Fund
 . Complete the Automatic Investment      may modify or terminate this
   Plan portion on your Account           reinvestment option without notice.
   Application.                           You can change or terminate your
  Make sure you note:                     participation in the reinvestment
  - Your bank name, address and           option at any time.
    account number                        --------------------------------------
  - The amount you wish to invest
    automatically (minimum $50)

  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 . Attach a voided personal check.

To invest regularly from your paycheck
or government check:
Call 1-800-634-2536 for an enrollment
form.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for the Institutional Class than for Class A, Class B and Class C shares, because the Institutional Class has lower distribution expenses. Class A shares have higher distribution expenses than the Institutional Class, but lower distribution expenses than Class B and Class C shares, therefore dividends for Class A shares are higher than those of Class B and Class C. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

You may sell      Withdrawing Money From Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the
Fund, its         Contingent Deferred Sales Charge
transfer agent,
or your           When you sell Class B or Class C shares, you will be charged
investment        a fee for any shares that have not been held for a
representative.   sufficient length of time. These fees will be deducted from
Normally you      the money paid to you. See the section on "Distribution
will receive      Arrangements/Sales Charges" on page 22 for details.
your proceeds
within a week     -------------------------------------------------------------
after your
request is        Instructions for Selling Shares
received.
                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone      1. Call 1-800-634-2536 with instructions as to how you wish
(unless you have  to receive your funds (mail, wire, electronic transfer).
declined
telephone sales
privileges)
--------------------------------------------------------------------------------
By mail           1. Call 1-800-634-2536 to request redemption forms or write
(See "Selling     a letter of instruction indicating:
Your Shares--       . your Fund and account number
Redemptions in      . amount you wish to redeem
Writing             . address where your check should be sent
Required")          . account owner signature

                  2. Mail to:
                     HSBC Family of Funds
                     PO Box 163850
                     Columbus, OH 43216-3850

--------------------------------------------------------------------------------
By express        See instruction 1 above.
delivery service
(See "Selling     2. Send to
Your Shares--        HSBC Family of Funds
Redemptions in       3435 Stelzer Road
Writing              Columbus, OH 43219
Required")
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer     Call 1-800-634-2536 to request a wire transfer.

You must          If you call in your redemption request of $1,000 or more by
indicate this     12:00 noon Eastern time, your payment will normally be wired
option on your    to your bank on the same business day.
application.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions

                  If you call by 4 p.m. Eastern time, the NAV of your shares
Your bank must    will normally be determined on the same day and the proceeds
participate in    credited within 7 days.
the Automated
Clearing House
(ACH) and must
be a U.S. bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs")
2.Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

 . Your account address has changed within the last 10 business days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owners of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.
 . The redemption proceeds are being wired to bank instructions currently not on your account.

 Please note that signature guarantees are not required for redemptions made using check writing privileges.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund

 Shareholder Information
[GRAPHIC]


                      Selling Your Shares
operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Fund offers investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B, Class C and Institutional Class shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                                                                             Institutional
                              Class A          Class B          Class C          Class
-------------------------------------------------------------------------------------------
Sales Charge (Load)       Front-end sales  No front-end     No front-end     None
                          charge 5.00%;    sales charge. A  sales charge. A
                          reduced sales    CDSC may be      CDSC may be
                          charges          imposed on       imposed on
                          available.       shares redeemed  shares redeemed
                                           within four      within one year
                                           years after      after purchase.
                                           purchase;
                                           shares
                                           automatically
                                           convert to
                                           Class A shares
                                           after 6 years.
-------------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to       Subject to       Subject to       None
                          annual           annual           annual
                          distribution     distribution     distribution
                          and shareholder  fee of up to     fees of up to
                          servicing fees   .75% of the      .75% of the
                          of up to .35%    Fund's net       Fund's net
                          of the Fund's    assets.          assets.
                          net assets.*
-------------------------------------------------------------------------------------------
Service Organization Fee  Subject to       Subject to       Subject to       None
                          annual Service   annual Service   annual Service
                          Organization     Organization     Organization
                          fee of up to     fee of up to     fee of up to
                          .35% of the      .50% of the      .50% of the
                          Fund's net       Fund's net       Fund's net
                          assets.**        assets.**        assets.**
-------------------------------------------------------------------------------------------
Fund Expenses             Higher annual    Higher annual    Higher annual    Lower annual
                          expenses than    expenses than    expenses than    expenses than
                          Institutional    Class A shares   Class A shares   Class A, Class
                          Class shares.    and              and              B and Class C
                                           Institutional    Institutional    shares.
                                           shares.          shares.
-------------------------------------------------------------------------------------------

 * The Distributor is contractually waiving all of its distribution fee for Class A shares through April 30, 2002.
** The Fund has committed to not pay a Service Organization Fee for Class A shares and limit such fee to .25% for Class B and Class C shares through April 30, 2002.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A shares (formerly Service Class) are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Class A Only

                            Sales Charge   Sales Charge
                             as a % of       as a % of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                5.00%           5.26%
---------------------------------------------------------
  $50,000 up to $99,999        4.50%           4.71%
---------------------------------------------------------
  $100,000 up to $249,999      3.75%           3.90%
---------------------------------------------------------
  $250,000 up to $499,999      2.50%           2.56%
---------------------------------------------------------
  $500,000 up to $999,999      2.00%           2.04%
---------------------------------------------------------
  $1,000,000 and above         1.00%           1.01%

--------------------------------------------------------------------------------

Class B and Class C Shares

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

    Years Since    CDSC as a % of Dollar
      Purchase    Amount Subject to Charge
------------------------------------------
  0-1                      4.00%
------------------------------------------
  1-2                      3.00%
------------------------------------------
  2-3                      2.00%
------------------------------------------
  3-4                      1.00%
------------------------------------------
  more than 4               None
------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares pay a 12b-1 fee of up to .35% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

 . The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, those fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . Institutional Class shares do not pay a 12b-1 fee. This will cause expenses for Class A, Class B and Class C shares to be higher and dividends to be lower than for Institutional Class shares.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Fund will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to
 .50% for Class B and Class C shares (the fees are 0%, .25% and .25%, respectively, pursuant to the Fund's committments) of the average daily net asset value of shares for which the Service Organization from time to time performs services, which include:

 . receiving and processing shareholder orders

 . performing the accounting for the customers' sub-accounts

 . maintaining retirement plan accounts

 . answering questions and handling correspondence for individual accounts

 . acting as the sole shareholder of record for its customers' accounts

 . issuing shareholder reports and transaction confirmations

 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Fund through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?
Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

You can exchange       Instructions for Exchanging Shares
your shares that
have been held for     Exchanges may be made by sending a written request to
at least seven days    HSBC Family of Funds, PO Box 163850, Columbus OH 43216-
in the Fund for        3850, or by calling 1-800-634-2536. Please provide the
shares of the same     following information:
class of another
HSBC Fund, usually      . Your name and telephone number
without paying
additional sales        . The exact name on your account and account number
charges (see "Notes     . Taxpayer identification number (usually your Social
on Exchanges"). No        Security number)
transaction fees are
charged for
exchanges.

You must meet the
minimum investment      . Dollar value or number of shares to be exchanged
requirements for the
Fund into which you     . The name of the Fund from which the exchange is to
are exchanging.           be made
Exchanges from the
Fund to another are     . The name of the Fund into which the exchange is
taxable. You should       being made.
review the
prospectus of the      See "Selling your Shares" for important information
HSBC Fund before       about telephone transactions. The Fund reserves the
making an exchange.    right to modify or terminate the exchange privilege
                       upon 60 days written notice.

                       To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to 4 exchanges within a 12 month period.

                       You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

                        . Complete the appropriate section of the Account
                          Application.

                        . Keep a minimum of $10,000 in the Money Market Fund
                          and $1,000 in the Fund whose shares you are buying.

To change the          Notes on Exchanges
Automatic Exchange
instructions or to     When exchanging from a Fund that has no sales charge or
discontinue the        a lower sales charge to a Fund with a higher sales
feature, you must      charge, you will pay the difference.
send a written
request to HSBC        The registration and tax identification numbers of the
Family of Funds,       two accounts must be identical.
P.O. Box 163850,
Columbus, Ohio         The Exchange Privilege (including automatic exchanges)
43216-3850.            may be changed or eliminated at any time upon a 60-day
                       notice to shareholders.

                       Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes
Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. The Fund pays dividends and distributes capital gains at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains by the Fund will vary with the length of time the Fund has held the security--not how long you have invested in the Fund. Distributions attributable to net gains on securities held by the Fund for more than one year will be treated by you as long-term capital gains, and taxed at a lower rate than ordinary income.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. You might be entitled to a credit against your income tax for withholding taxes imposed on distributions. You will receive information about this as part of your federal income tax reporting information.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Fund's financial performance for the last 5 years. No information is presented with respect to Class C shares as the Fund had not issued any Class C shares as of December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

HSBC International Equity Fund

                                     Class A Shares (formerly Service
                                             Class Shares)(b)
                                    -----------------------------------------
                                     For the Year ended December 31,
                                    -----------------------------------------
                                     2000      1999    1998    1997     1996
                                    ------    ------  ------  ------   ------
Net Asset Value, Beginning of
 Period............................ $12.56    $11.38  $10.35  $10.60   $ 9.97
                                    ------    ------  ------  ------   ------
Investment Activities
 Net investment income (loss)......   0.23      0.22    0.08    0.06**  (0.02)
 Net realized and unrealized gains
  (losses) from investment and
  foreign currency transactions....   0.01      2.01    1.09   (0.28)    0.65
                                    ------    ------  ------  ------   ------
 Total from Investment Activities..   0.24      2.23    1.17   (0.22)    0.63
                                    ------    ------  ------  ------   ------
Distributions
 From net investment income........  (0.25)    (0.20)  (0.10)  (0.03)      --
 In excess of net investment
  income...........................     --     (0.06)     --      --       --
 From net realized gains from
  investment and foreign currency
  transactions.....................  (1.50)    (0.79)  (0.04)     --       --
                                    ------    ------  ------  ------   ------
 Total Distributions...............  (1.75)    (1.05)  (0.14)  (0.03)      --
                                    ------    ------  ------  ------   ------
Net Asset Value, End of Period..... $11.05    $12.56  $11.38  $10.35   $10.60
                                    ======    ======  ======  ======   ======
Total Return (excludes sales or
 redemption charges)...............   2.04%    19.87%  11.32%  (2.06)%   6.32 %
Ratios/Supplemental Data:
 Net Assets at end of period
  (000)............................ $  263    $  249  $  259  $  309   $  409
 Ratio of expenses to average net
  assets...........................   1.11%     1.01%   1.12%   1.17 %   2.10 %
 Ratio of net investment income
  (loss) to average net assets.....   2.00%     1.84%   0.81%   0.54 %  (0.19)%
 Ratio of expenses to average net
  assets*..........................       (a)   1.63%   1.94%   2.19 %   2.94 %
 Portfolio turnover rate***........   6.65%    22.60% 163.90% 112.54 %  77.91 %

------
  * During the period, certain fees were voluntary and/or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements.
 ** Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the ended year December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
(b) Effective July 1, 1999, the Fund redesignated Service Class shares as Class A shares.

 Financial Highlights
[GRAPHIC]

HSBC International Equity Fund

                                    Institutional Class Shares
                            ----------------------------------------------------
                               For the Year ended December 31,
                            ----------------------------------------------
                             2000       1999     1998     1997      1996
                            -------    -------  -------  -------   -------
Net Asset Value, Beginning
 of Period................  $ 12.56    $ 11.38  $ 10.35  $ 10.61   $  9.98
                            -------    -------  -------  -------   -------
Investment Activities
 Net investment income
  (loss)..................     0.27       0.22     0.08     0.04**   (0.01)
 Net realized and
  unrealized gains
  (losses) from investment
  and foreign currency
  transactions............    (0.03)      2.01     1.09    (0.27)     0.64
                            -------    -------  -------  -------   -------
 Total from Investment
  Activities..............     0.24       2.23     1.17    (0.23)     0.63
                            -------    -------  -------  -------   -------
Distributions
 From net investment
  income..................    (0.25)     (0.20)   (0.08)   (0.02)       --
 In excess of net
  investment income.......       --      (0.06)   (0.02)   (0.01)       --
 From net realized gains
  from investment and
  foreign currency
  transactions............    (1.50)     (0.79)   (0.04)      --        --
                            -------    -------  -------  -------   -------
 Total Distributions......    (1.75)     (1.05)   (0.14)    (.03)       --
                            -------    -------  -------  -------   -------
Net Asset Value, End of
 Period...................  $ 11.05    $ 12.56  $ 11.38  $ 10.35   $ 10.61
                            =======    =======  =======  =======   =======
Total Return..............     2.04%     19.87%   11.32%   (2.15)%    6.31 %
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)............  $41,297    $70,060  $65,139  $67,458   $21,110
 Ratio of expenses to
  average net assets......     1.08%      1.00%    1.14%    1.12 %    2.04 %
 Ratio of net investment
  income (loss) to average
  net assets..............     1.97%      1.83%    0.81%    0.35 %   (0.10)%
 Ratio of expenses to
  average net assets*.....         (a)    1.47%    1.61%    1.91 %    2.89 %
 Portfolio turnover
  rate***.................     6.65%     22.60%  163.90%  112.54 %   77.91 %

------
  * During the period, certain fees were contractually and/or voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements.
 ** Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 (a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.

 Financial Highlights
[GRAPHIC]

HSBC International Equity Fund

Selected per share data for a share outstanding throughout the period indicated.

                                                              Class B Shares
                                                           --------------------
                                                           For the period ended
                                                            December 31, 2000*
                                                           --------------------
Net Asset Value, Beginning of Period......................        $12.02
                                                                  ------
Investment Activities:
 Net investment income....................................          0.05
 Net realized and unrealized gains/(losses) from
  investment and foreign currency transactions............          0.16
                                                                  ------
Total from Investment Activities..........................          0.21
                                                                  ------
Dividends:
 Net investment income....................................         (0.22)
 Net realized gains from investment and foreign currency
  transactions............................................         (0.99)
                                                                  ------
 Total Dividends..........................................         (1.21)
                                                                  ------
Net Asset Value, End of Period............................        $11.02
                                                                  ======
Total Return (excludes redemption charge).................          1.79%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)......................        $   21
 Ratio of expenses to average net assets..................          2.32%(b)
 Ratio of net investment income to average net assets.....          0.98%(b)
 Portfolio turnover rate**................................          6.65%

------
(a)  Not Annualized.
(b)  Annualized.
*   Class B commenced operations on August 9, 2000.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the International Equity Fund by contacting a broker or bank that sells the Fund or contact the Fund at:


                  HSBC Family of Funds
                  3435 Stelzer Road, Columbus, Ohio 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information about the operations of the Public Reference Room can be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the Securities Commission, upon payment of duplicating fee, by electronic request at public info @sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file no. 811-06057.